MERIDIAN VALUE FUND(R)
                                                               February 10, 2003

To our shareholders:

The Meridian Value Fund's net asset value per share at December 31, 2002 was $28.10. For calendar year 2002, the Fund's value declined 13.3%. The Fund's total return and average compounded annual rate of return since June 30, 1995, were 306.8% and 20.6%, respectively. The comparable period returns for the S&P 500 with dividends were 81.9% and 8.3%, respectively. The Fund's assets at the close of the quarter were invested 9.4% in cash and cash equivalents and 90.6% in stocks. Total net assets were $1,186,175,227 and there were 81,633 shareholders.

Stocks declined in 2002 amid fear of war and terrorism, weak profits and corporate scandals. It was the third consecutive yearly decline, the first time this has happened in sixty years. The drop was steep and broad based with the S&P 500 dropping 23 percent, the NASDAQ 32 percent and the Russell 2000 22 percent. From the peak reached in March 2000, the S&P 500 is off 43 percent, the NASDAQ 74 percent and the Russell 2000 38 percent. The technology and biotech sectors again fared poorly while precious metals, energy and financial stocks performed best during the year.

Bonds continued to do well. The yield on the ten-year treasury dropped from 5.17 percent to 3.75 percent during the year, resulting in a total return of 14.62 percent.

GDP grew approximately three percent in 2002 and corporate profits turned positive during the second half of the year. Many companies lowered head count, cut back inventories and reduced obsolete capacity. Budgets for plant and equipment were reduced. We can't predict what will happen with Iraq, North Korea or terrorism but our economic outlook remains unchanged. The Federal Reserve will continue an accommodative money policy and tax cuts are likely. We expect moderate growth during 2003, with higher corporate profits and moderate increases in interest rates and the rate of inflation. Companies, after a two-year drought, may begin to increase capital spending selectively to increase productivity and remain competitive. This would be positive for the manufacturing sector, including technology.

Much of the speculation, in our opinion, has been removed from the market during the past three years. There are few initial public offerings these days, venture capital and merger activity is down, the number of Wall Street analysts has declined and there have been net withdrawals from mutual funds. These are all good signs. Valuations for many companies in our universe have become attractive, but business conditions still remain difficult. We continue to research well-managed companies with strong balance sheets that are positioned to sustain earnings growth even in a difficult economic environment.

New positions during the fourth quarter included American Power Conversion, Engelhard, Kerr-McGee, Pall, Potash, RadioShack, Sappi, Serono and Synopsys. We sold our shares in Air Products and Chemical, Albertson's, Andrx, Concurrent Computer, Gadzooks, Hughes Electronics, McKesson, Novartis and Red Hat.

One of the Fund's largest holdings is Mylan Labs. With over 14% unit market share, Mylan is a leading U.S. manufacturer of generic pharmaceuticals. One of its core strengths is drug-delivery technology, which provides barriers to entry and higher margins. The generic drug industry continues to grow due to cost advantages and the large number of branded drugs whose patents are expiring. Mylan's earnings declined in FY'01 due to dramatic price erosion in two "commodity" generic drugs, that was only partially offset by ongoing business growth. The stock dropped from $23 to $11. Earnings growth resumed in FY'02 due to success with new product launches. Mylan is well managed, has a strong balance sheet and is positioned to continue generating 15%+ annual growth going forward. We believe the shares remain attractive at 14.5 times estimated calendar year 2003 operating earnings and 12 times projected calendar year 2004 operating earnings.

We welcome those new shareholders who joined the Meridian Value Fund during the quarter and appreciate the continued confidence of our existing shareholders.

We wish you a happy, healthy and prosperous New Year.

                                   /s/ Richard F. Aster, Jr.
                                     Richard F. Aster, Jr.

                                   /s/ Kevin O'Boyle
                                     Kevin O'Boyle

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK - 90.6%
  AEROSPACE/ DEFENSE - 2.4%
     Mercury Computer Systems, Inc. ...................    194,500    $    5,936,140
     Raytheon Co.*.....................................    718,400        22,090,800
                                                                      --------------
                                                                          28,026,940
  AGRICULTURE - 1.5%
     Agrium, Inc.*.....................................  1,324,600        14,981,226
     Potash Corp of Saskatchewan, Inc.*................     52,000         3,306,680
                                                                      --------------
                                                                          18,287,906
  APPAREL - 1.9%
     Oakley, Inc. .....................................    268,400         2,756,468
     V.F. Corp.*.......................................    544,100        19,614,805
                                                                      --------------
                                                                          22,371,273
  BASIC MATERIALS - 4.3%
     AngloGold Ltd ADR*................................    314,000        10,757,640
     Gold Fields Ltd ADR*..............................    814,000        11,363,440
     Newmont Mining Corp.*.............................    999,900        29,027,097
                                                                      --------------
                                                                          51,148,177
  CONSUMER DURABLES - 0.5%
     Briggs & Stratton Corp.*..........................    144,900         6,153,903
  CONSUMER PRODUCTS - 3.9%
     Concord Camera Corp. .............................    839,600         4,559,028
     Dial Corp.*.......................................  1,482,600        30,200,562
     Kimberly-Clark Corp.*.............................    252,600        11,990,922
                                                                      --------------
                                                                          46,750,512

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  CONSUMER SERVICES - 6.0%
     EchoStar Communications Corp. Class A.............    730,000    $   16,249,800
     ServiceMaster Co.*................................  1,107,700        12,295,470
     Waste Management, Inc.*...........................  1,863,600        42,713,712
                                                                      --------------
                                                                          71,258,982
  ENERGY - 6.1%
     Burlington Resources, Inc.*.......................    346,800        14,791,020
     FMC Technologies, Inc. ...........................    960,300        19,618,929
     Kerr-McGee Corp.*.................................    337,500        14,951,250
     Newfield Exploration Co. .........................    230,800         8,320,340
     Tom Brown, Inc. ..................................    582,400        14,618,240
                                                                      --------------
                                                                          72,299,779
  HEALTHCARE PRODUCTS - 6.1%
     AnthroCare Corp. .................................    551,500         5,432,275
     Becton, Dickinson & Co.*..........................    729,100        22,376,079
     Boston Scientific Corp. ..........................    471,900        20,065,188
     Haemonetics Corp. ................................    906,000        19,442,760
     Viasys Healthcare, Inc. ..........................    311,293         4,635,138
                                                                      --------------
                                                                          71,951,440
  HEALTHCARE SERVICES - 8.0%
     DaVita, Inc. .....................................  1,347,900        33,252,693
     Lincare Holdings, Inc. ...........................    748,100        23,654,922
     Omnicare, Inc.*...................................  1,181,000        28,143,230
     PAREXEL International Corp. ......................    927,400        10,192,126
                                                                      --------------
                                                                          95,242,971

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  INDUSTRIAL PRODUCTS - 5.6%
     Engelhard Corp.*..................................    278,400    $    6,222,240
     InFocus Corp. ....................................  1,287,000         7,927,920
     International Flavors & Fragrances, Inc.*.........    428,000        15,022,800
     Pall Corp.*.......................................    674,200        11,245,656
     Sensient Technologies Corp.*......................    573,300        12,882,051
     Thermo Electron Corp. ............................    644,100        12,959,292
                                                                      --------------
                                                                          66,259,959
  INDUSTRIAL SERVICES - 4.0%
     Genuine Parts Co.*................................    692,800        21,338,240
     Valassis Communications, Inc. ....................    889,400        26,175,042
                                                                      --------------
                                                                          47,513,282
  INSURANCE - 3.6%
     Aetna, Inc.*......................................    456,000        18,750,720
     SAFECO Corp.*.....................................    680,200        23,582,534
                                                                      --------------
                                                                          42,333,254
  LEISURE & AMUSEMENT - 1.4%
     Park Place Entertainment Corp. ...................  2,033,900        17,084,760
  PAPER/FOREST PRODUCTS - 0.4%
     Sappi Ltd ADR*....................................    318,700         4,213,214
  PHARMACEUTICALS - 3.0%
     Mylan Laboratories, Inc.*.........................    887,000        30,956,300
     Serono S.A. ADR*..................................    307,350         4,167,666
                                                                      --------------
                                                                          35,123,966

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  REAL ESTATE - 2.6%
     Health Care REIT, Inc.*...........................    285,600    $    7,725,480
     Healthcare Realty Trust*..........................    780,900        22,841,325
                                                                      --------------
                                                                          30,566,805
  RESTAURANTS - 1.6%
     Yum! Brands, Inc. ................................    774,800        18,765,656
  RETAIL - 9.6%
     Borders Group, Inc. ..............................    492,700         7,932,470
     Burlington Coat Factory Warehouse Corp.*..........    676,600        12,144,970
     CVS Corp.*........................................    713,200        17,808,604
     Limited Brands, Inc.*.............................    376,160         5,239,909
     Men's Wearhouse, Inc. ............................    409,600         7,024,640
     Office Depot, Inc. ...............................  1,135,700        16,762,932
     Payless ShoeSource, Inc. .........................    511,400        26,321,758
     RadioShack Corp.*.................................    519,000         9,726,060
     Ultimate Electronics, Inc. .......................    118,877         1,206,601
     Zale Corp. .......................................    307,800         9,818,820
                                                                      --------------
                                                                         113,986,764

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          Shares          Value
                                                         ---------    --------------
COMMON STOCK (continued)
  TECHNOLOGY - 8.6%
     American Power Conversion Corp. ..................    204,400    $    3,096,660
     Electronics for Imaging, Inc. ....................    740,900        12,047,775
     Entegris, Inc. ...................................    120,000         1,236,000
     FileNET Corp. ....................................    208,600         2,544,920
     Hyperion Solutions Corp. .........................    365,100         9,372,117
     Power Integrations, Inc. .........................  1,151,000        19,567,000
     SERENA Software, Inc. ............................    510,700         8,063,953
     Storage Technology Corp. .........................  1,145,900        24,545,178
     Symbol Technologies, Inc.*........................    892,200         7,333,884
     Synopsys, Inc. ...................................    275,400        12,709,710
     Ultratech Stepper, Inc. ..........................    165,783         1,631,139
                                                                      --------------
                                                                         102,148,336
  TELECOMMUNICATIONS EQUIPMENT - 1.6%
     Adtran, Inc. .....................................    568,055        18,689,010
  TELECOMMUNICATIONS SERVICES - 5.6%
     CenturyTel, Inc.*.................................    967,200        28,416,335
     Citizens Communications Co. ......................  3,590,800        37,882,940
                                                                      --------------
                                                                          66,299,275
  TRANSPORTATION - 2.3%
     Burlington Northern Santa Fe Corp.*...............    398,900        10,375,389
     Forward Air Corp. ................................     79,600         1,545,036
     J.B. Hunt Transport Services, Inc. ...............    545,000        15,968,500
                                                                      --------------
                                                                          27,888,925

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                          Value
                                                                      --------------
  TOTAL COMMON STOCK - 90.6%
  (Identified cost $1,001,149,935)................................    $1,074,365,089
                                                                      --------------
  U.S. GOVERNMENT OBLIGATIONS -- 5.0%
     U.S. Treasury Bill @ 1.402% due 01/02/03.....................         9,999,617
     U.S. Treasury Bill @ 1.168% due 01/16/03.....................         9,995,205
     U.S. Treasury Bill @ 1.394% due 01/30/03.....................         9,990,805
     U.S. Treasury Bill @ 1.999% due 02/13/03.....................         9,986,480
     U.S. Treasury Bill @ 1.220% due 02/27/03.....................         9,983,152
     U.S. Treasury Bill @ 1.200% due 03/13/03.....................         9,977,440
                                                                      --------------
  TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Identified cost $59,927,422)...................................        59,932,699
                                                                      --------------
  TOTAL INVESTMENTS - 95.6%
  (Identified Cost $1,061,077,357)................................     1,134,297,788
CASH AND OTHER ASSETS LESS LIABILITIES - 4.4%.....................        51,877,439
                                                                      --------------
NET ASSETS - 100%.................................................    $1,186,175,227
                                                                      ==============

      * income producing

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS
  Investments (Cost $1,061,077,357).........................  $1,134,297,788
  Cash and cash equivalents.................................      51,706,023
  Receivables for:
     Capital shares.........................................       2,187,484
     Dividends..............................................         911,295
     Interest...............................................           9,954
     Securities sold........................................       4,395,572
  Prepaid expenses..........................................          10,425
                                                              --------------
     TOTAL ASSETS...........................................   1,193,518,541
                                                              --------------

LIABILITIES
  Payables for:
     Capital shares.........................................         945,396
     Securities purchased...................................       4,997,521
  Accrued expenses:
     Investment advisory fees...............................       1,045,403
     Other payables and accrued expenses....................         354,994
                                                              --------------
     TOTAL LIABILITIES......................................       7,343,314
                                                              --------------
NET ASSETS..................................................  $1,186,175,227
                                                              ==============
Capital shares issued and outstanding, par value $.01
  (50,000,000 shares authorized)............................      42,218,832
                                                              ==============
Net asset value per share (offering and redemption price)...          $28.10
                                                              ==============
Net assets consist of:
  Paid in capital...........................................  $1,248,632,406
  Accumulated net realized loss.............................    (134,952,548)
  Net unrealized appreciation on investments and foreign
     currency translations..................................      73,220,431
  Undistributed net investment loss.........................        (725,062)
                                                              --------------
                                                              $1,186,175,227
                                                              ==============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX-MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of $10,928 foreign withholding
     tax)............................................   $5,219,400
  Interest...........................................      589,288
                                                       -----------
       Total investment income.......................                    $5,808,688
                                                                      -------------
EXPENSES
  Investment advisory fees...........................    5,797,296
  Reports to shareholders............................      220,286
  Transfer agent fees................................      217,513
  Registration and filing fees.......................      100,963
  Custodian fees.....................................       85,544
  Pricing fees.......................................       80,970
  Professional fees..................................       18,584
  Miscellaneous expenses.............................       10,054
  Directors' fees and expenses.......................        2,392
                                                       -----------
       Total expenses................................                     6,533,602
                                                                      -------------
  Net investment loss................................                      (724,914)
                                                                      -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investments...................  (96,294,389)
  Net change in unrealized depreciation on
     investments.....................................   (2,990,623)
                                                       -----------
  Net realized and unrealized depreciation on investments.........      (99,285,012)
                                                                      -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............    $(100,009,926)
                                                                      =============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                    Six Months Ended       Year Ended
                                                   December 31, 2002     June 30, 2002
                                                   ------------------    --------------
OPERATIONS
Net investment loss..............................         $(724,914)        $(2,323,438)
Net realized loss on investments.................       (96,294,389)        (37,725,420)
Net increase (decrease) in unrealized
  appreciation (depreciation) of investments.....        (2,990,623)          7,171,686
                                                     --------------      --------------
  Net decrease in net assets from operations.....      (100,009,926)        (32,877,172)
                                                     --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from ordinary income...............                 0          (1,007,532)
Distributions from net realized capital gain.....                 0          (1,201,570)
                                                     --------------      --------------
  Total distributions............................                 0          (2,209,102)
                                                     --------------      --------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales of shares....................       209,989,569         963,374,074
Reinvestment of distributions....................                 0           1,950,486
Less: redemptions................................      (221,011,264)       (401,590,408)
                                                     --------------      --------------
  Increase (decrease) resulting from capital
     share transactions..........................       (11,021,695)        563,734,152
                                                     --------------      --------------
Total increase (decrease) in net assets..........      (111,031,621)        528,647,878
NET ASSETS
Beginning of year................................     1,297,206,848         768,558,970
                                                     --------------      --------------
End of year (includes undistributed net
  investment loss of $(725,062) and $(148),
  respectively)..................................    $1,186,175,227      $1,297,206,848
                                                     ==============      ==============

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                  For the
                                 Six Months
                                   Ended                               For the fiscal year ended June 30,
                                December 31,    ---------------------------------------------------------------------------------
                                    2002           2002        2001      2000      1999      1998      1997      1996      1995
                                ------------    ----------   --------   -------   -------   -------   -------   -------   -------
Net Asset Value - Beginning of
 Period.......................       $30.34         $30.98     $25.88    $22.29    $19.30    $17.40    $15.32    $10.27     $9.87
                                 ----------     ----------   --------   -------   -------   -------   -------   -------   -------
Income from Investment
 Operations
Net Investment Income
 (Loss)**.....................        (0.02)         (0.05)      1.12      0.05     (0.10)    (0.19)    (0.26)    (0.10)    (0.04)
Net Gains (Losses) on
 Securities (both realized and
 unrealized)..................        (2.22)         (0.51)      5.75      5.91      3.56      4.32      3.20      5.15      0.44
                                 ----------     ----------   --------   -------   -------   -------   -------   -------   -------
Total From Investment
 Operations...................        (2.24)         (0.56)      6.87      5.96      3.46      4.13      2.94      5.05      0.40
                                 ----------     ----------   --------   -------   -------   -------   -------   -------   -------
Less Distributions
Distribution from Net
 Investment Income............         0.00          (0.04)     (1.09)     0.00      0.00      0.00      0.00      0.00      0.00
Distribution from Net Realized
 Capital Gains................         0.00          (0.04)     (0.68)    (2.37)    (0.47)    (2.23)    (0.86)     0.00      0.00
                                 ----------     ----------   --------   -------   -------   -------   -------   -------   -------
Total Distributions...........         0.00          (0.08)     (1.77)    (2.37)    (0.47)    (2.23)    (0.86)     0.00      0.00
Net Asset Value - End of
 Period.......................       $28.10         $30.34     $30.98    $25.88    $22.29    $19.30    $17.40    $15.32    $10.27
                                 ==========     ==========   ========   =======   =======   =======   =======   =======   =======
Total Return..................       (7.38%)        (1.78%)    27.95%    29.63%    18.92%    26.05%    20.55%+   49.17%+    4.05%+
                                 ==========     ==========   ========   =======   =======   =======   =======   =======   =======
Ratios/Supplemental Data
Net Assets, End of Period
 (000's)......................   $1,186,175     $1,297,207   $768,559   $87,930   $24,912   $12,196    $7,340    $3,472      $715
Ratio of Expenses to Average
 Net Assets...................        1.13%***       1.12%      1.10%     1.41%     1.63%     2.16%     2.51%*    2.55%*    2.78%*
Ratio of Net Investment Income
 (Loss) to Average Net
 Assets.......................       (0.13%)***     (0.22%)     0.60%     0.39%    (0.65%)   (1.35%)   (1.96%)*  (1.36%)*  (0.58%)*
Portfolio Turnover Rate.......          58%***         54%        76%       86%      124%      133%      144%      125%       77%

+ The total returns would have been lower had certain expenses not been reduced during the periods shown.

* Not representative of expenses incurred by the Fund as the Adviser waived its fee and/or paid certain expenses of the Fund. As indicated in Note 2, the Investment Manager may reduce a portion of its fee and absorb certain expenses of the Fund. Had these fees and expenses not been reduced and absorbed, the ratio of expenses to average net assets would have been 2.80%, 6.47% and 14.64%, and the ratio of net investment income to average net assets would have been a loss of 2.25%, 5.28% and 12.44%, for the periods ended June 30, 1997 through June 30, 1995, respectively.

** Net Investment Income (Loss) per share has been computed before adjustments for book/tax differences.

*** Annualized.

    The accompanying notes are an integral part of the financial statements
                                  (unaudited)

MERIDIAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES: Meridian Value Fund (the "Fund") a series of Meridian Fund, Inc. (the "Company"), began operations on February 10, 1994. The Fund was registered on February 7, 1994, under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The primary investment objective of the Fund is to seek long-term growth of capital. In addition to the Meridian Value Fund, the Company also offers the Meridian Growth Fund. The following is a summary of significant accounting policies:

   a. INVESTMENT VALUATIONS: Marketable securities are valued at the last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price.

   b. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders; therefore, no federal income tax provision is required. The aggregate cost of investments for federal income tax purposes is $1,065,497,730, the aggregate gross unrealized appreciation is $121,561,053, and the aggregate gross unrealized depreciation is ($52,760,995), resulting in net unrealized appreciation of $68,800,058.

   c. SECURITY TRANSACTIONS: Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

   d. CASH AND CASH EQUIVALENTS: All highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. Available funds are automatically swept into a Cash Reserve account which preserves capital with a consistently competitive rate of return. Interest accrues daily and is credited by the third business day of the following month.

   e. EXPENSES: Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to both series of Meridian Fund, Inc. are allocated to each series in proportion to their relative net assets.

   f. USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements. Actual amounts could differ from those estimates.

   g. DISTRIBUTIONS TO SHAREHOLDERS: The Fund records distributions to its shareholders on the ex-date. The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

MERIDIAN VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
FOR THE SIX MONTHS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

       Distributions which exceed net investment income and net realized capital gains are reported as distributions in excess of net investment income or distributions in excess of net realized capital gains for financial reporting purposes but not for tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

       Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purposes of calculating net investment income (loss) per share in the Financial Highlights.

2. RELATED PARTIES: The Fund has entered into a management agreement with Aster Investment Management Company, Inc. (the "Investment Adviser"). Certain Officers and/or Directors of the Fund are also Officers and/or Directors of the Investment Adviser. Beneficial ownership in the Fund by Richard F. Aster, Jr., President, as of December 31, 2002 was 0.6%.

    The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1% of the Fund's net assets. The fee is paid monthly and calculated based on that month's daily average net assets. The investment adviser has agreed to voluntarily limit the expenses of the Fund to 2 1/2%. With respect to this voluntary limit, the Investment Adviser did not reimburse the Fund during 2002.

3. CAPITAL SHARES TRANSACTIONS: The Fund has authorized 50,000,000 common shares at a par value of $.01 per share. Transactions in capital shares for the six month period ended December 31, 2002 and the year ended June 30, 2002 were as follows:

                                                  December 31,      June 30,
                                                      2002            2002
                                                  -------------    -----------
Shares sold                                           7,587,576     30,893,853
Shares issued on reinvestment of distributions                0         72,027
                                                  -------------    -----------
                                                      7,587,576     30,965,880
Shares redeemed                                      (8,131,406)   (13,007,941)
                                                  -------------    -----------
Net increase/(decrease)                                (543,830)    17,957,939
                                                  =============    ===========

4. COMPENSATION OF DIRECTORS AND OFFICERS: Directors and officers of the Fund who are directors and/or officers of the Investment Adviser receive no compensation from the Fund. Directors of the Fund who are not interested persons as defined in the Investment Company Act of 1940 receive compensation in the amount of $1,000 per annum and a $1,000 purchase of Meridian Growth Fund or Meridian Value Fund shares, plus expenses for each Board of Directors meeting attended. The aggregate compensation due the unaffiliated Directors of the Fund as of December 31, 2002, was $1,933.

5. COST OF INVESTMENTS: The cost of investments purchased and the proceeds from sales of investments, excluding short-term obligations, for the six months ended December 31, 2002, were $311,325,931 and $319,923,213, respectively.
    The cost of the U.S. Government securities purchased were $137,598,598, and $159,600,000 were redeemed at maturity during the six months ended December 31, 2002. The proceeds of U.S. Government securities sold were $9,989,856,for the six months ended December 31, 2002.

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                                        15

                                                MERIDIAN VALUE FUND(R)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          This report is submitted for
                       the information of shareholders of
                         Meridian Fund, Inc. It is not
                         authorized for distribution to
                          prospective investors unless
                         preceded or accompanied by an
                             effective prospectus.

       -----------------------------------------------------------------
                             Officers and Directors

                             RICHARD F. ASTER, JR.
                             President and Director

                              MICHAEL S. ERICKSON

                                 HERBERT C. KAY

                                JAMES B. GLAVIN

                                MICHAEL STOLPER
                                   Directors

                                GREGG B. KEELING
                            Treasurer and Secretary
                                   Custodian
                               PFPC TRUST COMPANY
                           Philadelphia, Pennsylvania
                      Transfer Agent and Disbursing Agent
                                   PFPC, INC.
                         King of Prussia, Pennsylvania
                                 (800) 446-6662

                                    Counsel
                            MORRISON & FOERSTER LLP
                                Washington, D.C.

                               SEMI-ANNUAL REPORT

                              [MERIDIAN FUND LOGO]

                         60 E. Sir Francis Drake Blvd.
                             Wood Island, Suite 306
                               Larkspur, CA 94939
                              www.meridianfund.com

                            Telephone (800) 446-6662

                               DECEMBER 31, 2002